 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
  (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
  (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: September 30
Date of reporting period: March 31, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY
SMALL CAP VALUE FUND

STYLE PURE SERIES   |   SEMI-ANNUAL REPORT   |   MARCH 31, 2005

Your Serious Money. Professionally Managed.SM

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

N O T F D I C I N S U R E D • N O T B A N K G U A R A N T E E D • M A Y L O S E V A L U E

Style Pure Series Semi-Annual Report • March 31, 2005 SMITH BARNEY SMALL CAP VALUE FUND

PETER J. HABLE
Peter Hable has 21 years of securities business experience and has managed the Fund since its inception.

Education: BS in Economics from Southern Methodist University, MBA from the University of Pennsylvania’s Wharton School of Finance.

FUND OBJECTIVE
The Fund seeks long-term capital growth. Under normal conditions the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in common stock and other equity securities of small-cap U.S. companies, and related investments.	What’s Inside

	Letter from the Chairman	1

	Fund at a Glance	3

	Fund Expenses	4

	Schedule of Investments	6

	Statement of Assets and Liabilities.	11

	Statement of Operations	12

	Statements of Changes in Net Assets	13

	Financial Highlights	14

	Notes to Financial Statements	18

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the period. Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (“GDP”)[i] growth was 3.8% in the fourth quarter. On April 28, after the reporting period ended, first quarter 2005 GDP growth estimate came in at 3.1% .

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following three 0.25% rate hikes from June through September 2004, the Fed again increased its target for the federal funds rateiii by 0.25% increments four times during the reporting period.This brought the target for the federal funds rate to 2.75% by the end of March. The Fed raised its target rate by an additional 0.25% to 3.00% at its May meeting, after the Fund’s reporting period.

During the six months covered by this report, the U.S. stock market overall generated positive results, with the S&P 500 Indexiv returning 6.88% . After treading water early in the period, from late October 2004 through the end of the calendar year, U.S. equities in both the U.S. and abroad rallied sharply. Investors were drawn to the market as the uncertainty of the U.S. Presidential election ended and oil prices fell from their record highs.Thus far in 2005, the equity markets have been volatile. Equities were weaker in January, but subsequently rallied in February and early March. However, toward the end of the period the market fell sharply, as oil prices reached new record highs and investors were concerned that the Fed may become more aggressive in terms of raising interest rates.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Looking at the reporting period as a whole, the trend of value-oriented stocks outperforming their growth counterparts continued. In addition, small- and mid-cap stocks generally outperformed their large-cap brethren during the period.

Performance Review

For the six months ended March 31, 2005, Class A shares of the Smith Barney Small Cap Value Fund, excluding sales charges, returned 9.55% . These shares outperformed the Fund’s unmanaged benchmark, the Russell 2000 Value Index,v which returned 8.70% .The Lipper Small-Cap Value Funds Category Average1 was 10.34% for the same period.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended March 31, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 246 funds in the Fund’s Lipper category, and excluding sales charges.

1   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

PERFORMANCE SNAPSHOT
AS OF MARCH 31, 2005
(excluding sales charges)
(unaudited)

6 Months

Small Cap Value Fund — Class A Shares	9.55%

Russell 2000 Value Index	8.70%

Lipper Small-Cap Value Funds Category Average	10.34%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 9.08%, Class C shares returned 9.08% and Class Y shares returned 9.72% over the six months ended March 31, 2005.

As always, thank you for your confidence in our stewardship of your assets.We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 3, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, stocks of small-cap companies often experience sharper price fluctuations than stocks of large-cap companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii
The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.

[v]	The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

2   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

Fund at a Glance (unaudited)

Investment Breakdown

3   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2004 and held for the six months ended March 31, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period.To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratios	the Period(3)

Class A	9.55%	$1,000.00	$1,095.50	1.12%	$ 5.85

Class B	9.08	1,000.00	1,090.80	1.92	10.01

Class C	9.08	1,000.00	1,090.80	1.98	10.32

Class Y	9.72	1,000.00	1,097.20	0.82	4.29

(1)	For the six months ended March 31, 2005.

(2)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)
Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return.The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds.To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratios	the Period(2)

Class A	5.00%	$1,000.00	$1,019.35	1.12%	$5.64

Class B	5.00	1,000.00	1,015.36	1.92	9.65

Class C	5.00	1,000.00	1,015.06	1.98	9.95

Class Y	5.00	1,000.00	1,020.84	0.82	4.13

(1)	For the six months ended March 31, 2005.

(2)
Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

5   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK — 87.7%
CONSUMER DISCRETIONARY — 13.1%
Auto Components — 2.1%
440,400	Sauer-Danfoss, Inc.	$9,966,252
266,000	Wabtec Corp.	5,450,340

		15,416,592

Hotels, Restaurants & Leisure — 1.6%
287,900	Benihana Inc., Class A Shares†	4,364,564
332,400	O’Charley’s Inc.†	7,226,376

		11,590,940

Household Durables — 1.3%
244,700	Furniture Brands International, Inc.	5,336,907
127,800	Snap-on Inc.	4,062,762

		9,399,669

Multi-Line Retail — 3.0%
319,275	Dillard’s, Inc., Class A Shares	8,588,497
145,200	The Neiman Marcus Group, Inc., Class A Shares	13,287,252

		21,875,749

Specialty Retail — 4.0%
178,800	The Buckle, Inc.	6,241,908
303,100	The Cato Corp., Class A Shares	9,774,975
128,300	DEB Shops, Inc.	3,620,626
193,200	Linens ‘n Things, Inc.†	4,797,156
300,200	Pomeroy IT Solutions, Inc.†	4,472,980

		28,907,645

Textiles & Apparel — 1.1%
116,500	The Timberland Co., Class A Shares†	8,263,345

	TOTAL CONSUMER DISCRETIONARY	95,453,940

CONSUMER STAPLES — 3.4%
Food & Drug Retailing — 0.8%
211,900	Performance Food Group Co.†	5,865,392

Food Products — 1.1%
414,700	Hain Celestial Group, Inc.†	7,730,008

Personal Products — 1.5%
330,250	Steiner Leisure Ltd.†	10,795,873

	TOTAL CONSUMER STAPLES	24,391,273

ENERGY — 6.6%
Energy Equipment & Services — 1.8%
132,150	RPC, Inc.	2,007,358
236,087	Varco International, Inc.†	11,025,263

		13,032,621

See Notes to Financial Statements.

6   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

Oil & Gas — 4.8%
289,100	Denbury Resources Inc.†	$10,184,993
66,128	Newfield Exploration Co.†	4,910,665
396,200	Todco, Class A Shares†	10,237,808
288,788	XTO Energy, Inc.	9,483,798

		34,817,264

	TOTAL ENERGY	47,849,885

EXCHANGE-TRADED FUND — 5.0%
195,800	iShares Russell 2000 Value Index Fund	36,076,150

FINANCIALS — 15.9%
Banks — 7.2%
96,700	AMCORE Financial, Inc.	2,731,775
73,700	BancTrust Financial Group, Inc.	1,491,688
24,700	City Bank	798,798
130,600	Corus Bankshares, Inc.	6,228,314
132,200	Cullen/Frost Bankers, Inc.	5,968,830
95,200	Downey Financial Corp.	5,857,656
264,000	First Charter Corp.	5,963,760
273,600	First State Bancorp.	4,644,360
41,300	IBERIABANK Corp.	2,323,538
183,833	Pacific Capital Bancorp	5,474,547
141,570	Sterling Bancorp	3,435,904
130,200	Umpqua Holdings Corp.	3,040,170
102,100	Webster Financial Corp.	4,636,361

		52,595,701

Diversified Financials — 1.6%
123,600	Financial Federal Corp.	4,371,732
295,500	First Albany Cos. Inc.	2,706,780
135,500	Portfolio Recovery Associates, Inc.†	4,611,065

		11,689,577

Insurance — 2.7%
317,100	CNA Surety Corp.†	4,312,560
219,100	The Midland Co.	6,903,841
119,200	RLI Corp.	4,940,840
59,000	Triad Guaranty Inc.†	3,103,990

		19,261,231

Real Estate — 4.4%
129,300	American Land Lease, Inc.	2,992,002
115,700	Cousins Properties, Inc.	2,993,159
90,700	Duke Realty Corp.	2,707,395
198,200	Equity One, Inc.	4,080,938
289,200	Host Marriott Corp.	4,789,152
176,900	LaSalle Hotel Properties	5,138,945
80,600	Liberty Property Trust	3,147,430
111,800	Pan Pacific Retail Properties, Inc.	6,344,650

		32,193,671

	TOTAL FINANCIALS	115,740,180

See Notes to Financial Statements.

7   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

HEALTHCARE — 5.6%
Healthcare Providers & Services — 5.1%
192,400	AMERIGROUP Corp.†	$7,034,144
237,200	Apria Healthcare Group, Inc.†	7,614,120
416,400	Cross Country Healthcare, Inc.†	6,978,864
314,100	National Dentex Corp.†	6,187,770
316,300	RehabCare Group, Inc.†	9,080,973

		36,895,871

Pharmaceuticals — 0.5%
543,600	Bentley Pharmaceuticals, Inc.†	4,000,896

	TOTAL HEALTHCARE	40,896,767

INDUSTRIALS — 22.7%
Aerospace & Defense — 1.4%
139,400	DRS Technologies, Inc.†	5,924,500
105,000	The Fairchild Corp., Class A Shares†	325,500
256,400	HEICO Corp., Class A Shares	4,069,068

		10,319,068

Airlines — 1.0%
386,900	SkyWest, Inc.	7,192,471

Building Products — 1.4%
228,100	Crane Co.	6,566,999
368,300	Patrick Industries, Inc.†	3,797,173

		10,364,172

Commercial Services & Supplies — 5.3%
134,000	John H. Harland Co.	4,604,240
469,300	Labor Ready, Inc.†	8,752,445
423,500	MedQuist Inc.†	5,674,900
262,700	Pegasus Solutions, Inc.†	3,105,114
765,200	Stonepath Group, Inc.†	826,416
173,085	United Stationers Inc.†	7,832,096
283,500	Watson Wyatt & Co. Holdings	7,711,200

		38,506,411

Construction & Engineering — 0.7%
111,300	EMCOR Group, Inc.†	5,211,066

Electrical Equipment — 0.0%
15,400	Powell Industries, Inc.†	285,208

Machinery — 11.1%
254,800	Albany International Corp., Class A Shares	7,868,224
106,800	Cummins Inc.	7,513,380
120,000	Harsco Corp.	7,153,200
248,200	IDEX Corp.	10,014,870
259,900	Kaydon Corp.	8,160,860
136,800	Kennametal Inc.	6,496,632
168,100	Lindsay Manufacturing Co.	3,207,348
173,500	Mueller Industries, Inc.	4,884,025
130,500	Navistar International Corp.†	4,750,200

See Notes to Financial Statements.

8   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

Machinery — 11.1% (continued)
247,900	Pentair, Inc.	$9,668,100
81,000	Thomas Industries Inc.	3,210,840
294,300	The Timken Co.	8,046,162

		80,973,841

Marine — 0.7%
124,400	Kirby Corp.†	5,228,532

Road & Rail — 1.1%
201,000	Arkansas Best Corp.	7,593,780

	TOTAL INDUSTRIALS	165,674,549

INFORMATION TECHNOLOGY — 8.7%
Communications Equipment — 0.7%
67,900	Bel Fuse Inc., Class B Shares	2,057,370
91,500	Black Box Corp.	3,423,015

		5,480,385

Computers & Peripherals — 1.6%
262,400	Electronics for Imaging, Inc.†	4,681,216
161,500	Mercury Computer Systems, Inc.†	4,454,170
107,600	Rimage Corp.†	2,135,860

		11,271,246

Electronic Equipment & Instruments — 3.4%
230,800	Exar Corp.†	3,092,720
146,500	Roper Industries, Inc.	9,595,750
100,600	Tech Data Corp.†	3,728,236
127,439	Tektronix, Inc.	3,126,079
367,400	Woodhead Industries, Inc.	4,996,640

		24,539,425

Internet Software & Services — 0.5%
170,700	McAfee Inc.†	3,850,992

IT Consulting & Services — 0.3%
146,200	Perot Systems Corp., Class A Shares†	1,964,928

Office Electronics — 0.4%
317,500	IKON Office Solutions, Inc.	3,140,075

Software — 1.8%
278,500	Dendrite International, Inc.†	3,910,140
294,900	EPIQ Systems, Inc.†	3,827,802
267,100	Micromuse, Inc.†	1,209,963
252,000	NetIQ Corp.†	2,880,360
245,500	RealNetworks, Inc.†	1,418,990

		13,247,255

	TOTAL INFORMATION TECHNOLOGY	63,494,306

See Notes to Financial Statements.

9   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

MATERIALS — 5.4%
Chemicals — 1.6%
215,300	A. Schulman, Inc.	$3,750,526
7,000	Cabot Corp.	234,010
268,565	Lyondell Chemical Company	7,498,335

		11,482,871

Containers & Packaging — 1.7%
139,600	AptarGroup, Inc.	7,256,408
322,100	Smurfit-Stone Container Corp.†	4,982,887

		12,239,295

Metals & Mining — 1.0%
329,400	Gibraltar Steel Corp.	7,227,036

Paper & Forest Products — 1.1%
469,900	Pope & Talbot, Inc.	8,260,842

	TOTAL MATERIALS	39,210,044

UTILITIES — 1.3%
Electric Utilities — 0.2%
50,100	MGE Energy, Inc.	1,660,815

Gas Utilities — 1.1%
86,100	New Jersey Resources Corp.	3,747,933
107,100	Northwest Natural Gas Co.	3,873,807

		7,621,740

	TOTAL UTILITIES	9,282,555

	TOTAL COMMON STOCK
	(Cost — $472,015,685)	638,069,649

FACE
AMOUNT

CORPORATE BOND- 0.2%
INDUSTRIALS — 0.2%
Machinery — 0.2%
$1,245,000	Mueller Industries, Inc., Sub. Notes, 6.000% due 11/1/14 (Cost — $1,245,000)	1,210,762

REPURCHASE AGREEMENT — 12.5%
90,935,000	Interest in $617,607,000 joint tri-party repurchase agreement dated 3/31/05 with
	Goldman Sachs Group, 2.850% due 4/1/05; Proceeds at maturity — $90,942,199;
	(Fully collateralized by various U.S. Treasury Obligations 0.000% to 8.750%
	due 4/28/05 to 5/15/20; Market value — $92,753,740)
	(Cost — $90,935,000)	90,935,000

	TOTAL INVESTMENTS — 100.4% (Cost — $564,195,685*)	730,215,411
	Liabilities in Excess of Other Assets — (0.4%)	(2,898,839)

	TOTAL NET ASSETS — 100.0%	$727,316,572

†   Non-income producing security.

*   Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

10   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	March 31, 2005

ASSETS:
Investments, at value (Cost — $473,260,685)	$639,280,411
Repurchase agreement, at value (Cost — $90,935,000)	90,935,000

Total investments, at value (cost — $564,195,685)	730,215,411
Cash	61,356
Receivable for Fund shares sold	1,868,899
Dividends and interest receivable	515,303
Receivable for securities sold	55,228
Prepaid expenses	56,050

Total Assets	732,772,247

LIABILITIES:
Payable for securities purchased	3,713,439
Payable for Fund shares reacquired	1,001,370
Investment advisory fee payable	466,023
Distribution plan fees payable	148,016
Transfer agency services payable	65,918
Directors’ fees payable	5,287
Accrued expenses	55,622

Total Liabilities	5,455,675

Total Net Assets	$727,316,572

NET ASSETS:
Par value of capital shares (Note 6)	$32,748
Capital paid in excess of par value	555,230,190
Undistributed net investment income	294,339
Accumulated net realized gain from investment transactions	5,739,569
Net unrealized appreciation of investments	166,019,726

Total Net Assets	$727,316,572

Shares Outstanding:
Class A	11,653,216

Class B	6,982,750

Class C	7,640,407

Class Y	6,471,989

Net Asset Value:
Class A (and redemption price)	$22.42

Class B*	$21.92

Class C*	$21.91

Class Y (and redemption price)	$22.50

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.00%)	$23.60

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase (See Note 2).

See Notes to Financial Statements.

11   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended March 31, 2005

INVESTMENT INCOME:
Dividends	$6,738,473
Interest	833,967

Total Investment Income	7,572,440

EXPENSES:
Management fee (Note 2)	2,533,534
Distribution plan fees (Notes 2 and 4)	1,851,859
Transfer agency services (Notes 2 and 4)	360,004
Shareholder communications (Note 4)	28,935
Audit and legal	28,030
Custody	22,616
Directors’ fee	21,148
Registration fee	10,082
Other	21,435

Total Expenses	4,877,643

Net Investment Income	2,694,797

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3):
Net realized gain from investment transactions	5,887,841
Net change in unrealized appreciation/depreciation on investments	48,254,407

Net Gain on Investments	54,142,248

Increase in Net Assets From Operations	$56,837,045

See Notes to Financial Statements.

12   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2005 (unaudited)
and the Year Ended September 30, 2004
	2005	2004

OPERATIONS:
Net investment income (loss)	$2,694,797	$(1,993,926)
Net realized gain	5,887,841	28,038,327
Net change in unrealized appreciation/depreciation	48,254,407	58,847,882

Increase in Net Assets From Operations	56,837,045	84,892,283

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 5):
Net investment income	(2,400,458)	—
Net realized gains	(20,577,703)	(22,270,541)

Decrease in Net Assets From Distributions to Shareholders	(22,978,161)	(22,270,541)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	178,225,824	194,505,372
Net asset value of shares issued for reinvestment of distributions	19,913,134	21,127,525
Cost of shares reacquired	(55,889,903)	(96,095,589)

Increase in Net Assets From Fund Share Transactions	142,249,055	119,537,308

Increase in Net Assets	176,107,939	182,159,050
NET ASSETS:
Beginning of period	551,208,633	369,049,583

End of period*	$727,316,572	$551,208,633

* Includes undistributed net investment income of:	$294,339	—

See Notes to Financial Statements.

13   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year or period ended September 30, unless otherwise noted:

Class A Shares(1)	2005	(2)	2004		2003	2002	2001	2000

Net Asset Value, Beginning of Period	$21.19		$18.24		$14.45	$14.19	$14.85	$12.10

Income From Operations:
Net investment income	0.13		0.00	*	0.06	0.09	0.20	0.16
Net realized and unrealized gain	1.90		4.01		3.94	0.64	0.27	2.78

Total Income From Operations	2.03		4.01		4.00	0.73	0.47	2.94

Less Distributions From:
Net investment income	(0.12)		—		—	(0.14)	(0.18)	(0.19)
Net realized gains	(0.68)		(1.06)		(0.21)	(0.33)	(0.95)	—

Total Distributions	(0.80)		(1.06)		(0.21)	(0.47)	(1.13)	(0.19)

Net Asset Value, End of Period	$22.42		$21.19		$18.24	$14.45	$14.19	$14.85

Total Return(3)	9.55	%‡	22.35%		27.98%	4.88%	3.26%	24.71%

Net Assets, End of Period (000s)	$261,211		$205,357		$101,798	$72,196	$52,670	$40,693

Ratios to Average Net Assets:
Expenses	1.12	%†	1.14	%(4)	1.19%	1.18%	1.20%	1.28%
Net investment income	1.15	†	0.02		0.36	0.58	1.33	1.28

Portfolio Turnover Rate	6%		31%		68%	49%	47%	48%

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	For the six months ended March 31, 2005 (unaudited).

(3)
Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(4)
The investment manager voluntarily waived a portion of its management fee for the year ended September 30, 2004. If such fees were not voluntarily waived, the actual expense ratio would have been 1.16%.

*	Amount represents less than $0.01 per share.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

14   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year or period ended September 30, unless otherwise noted:

Class B Shares(1)	2005	(2)	2004		2003	2002	2001	2000

Net Asset Value, Beginning of Period	$20.71		$17.99		$14.35	$14.10	$14.76	$12.05

Income (Loss) From Operations:
Net investment income (loss)	0.04		(0.15)		(0.06)	(0.03)	0.08	0.07
Net realized and unrealized gain	1.85		3.93		3.91	0.63	0.28	2.76

Total Income From Operations	1.89		3.78		3.85	0.60	0.36	2.83

Less Distributions From:
Net investment income	—		—		—	(0.02)	(0.07)	(0.12)
Net realized gains	(0.68)		(1.06)		(0.21)	(0.33)	(0.95)	—

Total Distributions	(0.68)		(1.06)		(0.21)	(0.35)	(1.02)	(0.12)

Net Asset Value, End of Period	$21.92		$20.71		$17.99	$14.35	$14.10	$14.76

Total Return(3)	9.08	%‡	21.35%		27.12%	4.03%	2.52%	23.70%

Net Assets, End of Period (000s)	$153,092		$142,896		$131,657	$112,946	$83,426	$65,125

Ratios to Average Net Assets:
Expenses	1.92	%†	1.91	%(4)	1.95%	1.94%	1.97%	2.04%
Net investment income (loss)	0.40	†	(0.77)		(0.41)	(0.19)	0.56	0.52

Portfolio Turnover Rate	6%		31%		68%	49%	47%	48%

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	For the six months ended March 31, 2005 (unaudited).

(3)
Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(4)
The investment manager voluntarily waived a portion of its management fee for the year ended September 30, 2004. If such fees were not voluntarily waived, the actual expense ratio would have been 1.93%.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

15   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year or period ended September 30, unless otherwise noted:

Class C Shares(1)	2005	(2)	2004		2003	2002	2001	2000

Net Asset Value, Beginning of Period	$20.70		$17.98		$14.35	$14.10	$14.76	$12.05

Income (Loss) From Operations:
Net investment income (loss)	0.03		(0.16)		(0.06)	(0.03)	0.08	0.07
Net realized and unrealized gain	1.86		3.94		3.90	0.63	0.28	2.76

Total Income From Operations	1.89		3.78		3.84	0.60	0.36	2.83

Less Distributions From:
Net investment income	—		—		—	(0.02)	(0.07)	(0.12)
Net realized gains	(0.68)		(1.06)		(0.21)	(0.33)	(0.95)	—

Total Distributions	(0.68)		(1.06)		(0.21)	(0.35)	(1.02)	(0.12)

Net Asset Value, End of Period	$21.91		$20.70		$17.98	$14.35	$14.10	$14.76

Total Return(3)	9.08	%‡	21.36%		27.05%	4.04%	2.52%	23.70%

Net Assets, End of Period (000s)	$167,390		$142,272		$111,838	$91,275	$69,712	$46,299

Ratios to Average Net Assets:
Expenses	1.98	%†	1.94	%(4)	1.96%	1.94%	1.96%	2.04%
Net investment income (loss)	0.32	†	(0.80)		(0.41)	(0.19)	0.55	0.52

Portfolio Turnover Rate	6%		31%		68%	49%	47%	48%

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	For the six months ended March 31, 2005 (unaudited).

(3)
Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(4)
The investment manager voluntarily waived a portion of its management fee for the year ended September 30, 2004. If such fees were not voluntarily waived, the actual expense ratio would have been 1.96%.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

16   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout the year or period ended September 30, unless otherwise noted:

Class Y Shares(1)	2005	(2)	2004		2003	(3)

Net Asset Value, Beginning of Period	$21.29		$18.27		$14.57

Income From Operations:
Net investment income	0.14		0.07		0.06
Net realized and unrealized gain	1.94		4.01		3.64

Total Income From Operations	2.08		4.08		3.70

Less Distributions From:
Net investment income	(0.19)		—		—
Net realized gains	(0.68)		(1.06)		—

Total Distributions	(0.87)		(1.06)		—

Net Asset Value, End of Period	$22.50		$21.29		$18.27

Total Return(4)	9.72	%‡	22.71%		25.39	%‡

Net Assets, End of Period (000s)	$145,624		$60,684		$23,757

Ratios to Average Net Assets:
Expenses	0.82	%†	0.84	%(5)	0.80	%†
Net investment income	1.21	†	0.32		0.75	†

Portfolio Turnover Rate	6%		31%		68%

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	For the six months ended March 31, 2005 (unaudited).

(3)	For the period April 14, 2003 (inception date) to September 30, 2003.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(5)
The investment manager voluntarily waived a portion of its management fee for the year ended September 30, 2004. If such fees were not voluntarily waived, the actual expense ratio would have been 0.86%.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

17   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Small Cap Value Fund (“Fund”), a separate investment fund of the Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price.When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest.To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.The cost of investments sold is determined by use of the specific indentification method.

(d) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution, transfer agency services and shareholder communications fees relating to a specific class are charged directly to that class.

(f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

(g) Reclassifications. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.These reclassifications have no effect on net assets or net asset values per share.

18   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund.The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets.This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended March 31, 2005, the Fund paid transfer agent fees of $223,934 to CTB.

In addition, for the six months ended March 31, 2005, the Fund also paid $36,381 to other Citigroup affiliates for shareholder recordkeeping services.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

There is a maximum sales charge of 5.00% for Class A shares.There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment.This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate.These purchases do not incur an initial sales charge.

For the six months ended March 31, 2005, CGM received sales charge of approximately $223,000 on sales of the Fund’s Class A shares. In addition, for the six months ended March 31, 2005, CDSCs paid to CGM were approximately:

	Class B	Class C

CDSCs	97,000	5,000

All officers and one Director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

3. Investments

During the six months ended March 31, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$104,622,640

Sales	37,535,658

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$176,931,514
Gross unrealized depreciation	(10,911,788)

Net unrealized appreciation	$166,019,726

19   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

4. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class.The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended March 31, 2005, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C

Rule 12b-1 Distribution Plan Fees	$298,665	$759,965	$793,229

For the six months ended March 31, 2005, total Transfer Agency Services expenses were as follows:

	Class A	Class B	Class C	Class Y

Transfer Agency Services Expenses	$101,730	$91,878	$145,217	$21,179

For the six months ended March 31, 2005, total Shareholder Communications expenses were as follows:

	Class A	Class B	Class C	Class Y

Shareholder Communications Expenses	$4,429	$12,397	$12,009	$100

5. Distributions Paid to Shareholders by Class

	Six Months Ended	Year Ended
	March 31, 2005	September 30, 2004

Class A
Net investment income	$1,281,716	—
Net realized gains	7,049,974	$6,325,351

Total	$8,331,690	$6,325,351

Class B
Net realized gains	$4,674,470	$7,643,465

Total	$4,674,470	$7,643,465

Class C*
Net realized gains	$4,826,977	$6,657,543

Total	$4,826,977	$6,657,543

Class Y
Net investment income	$1,118,742	—
Net realized gains	4,026,282	$1,644,182

Total	$5,145,024	$1,644,182

*   On April 29, 2004, Class L shares were renamed as Class C shares.

6. Capital Shares

At March 31, 2005, the Company had ten billion shares of capital stock authorized with a par value of $0.001 per share.The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

20   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	March 31, 2005		September 30, 2004

	Shares	Amount	Shares	Amount

Class A
Shares sold	2,368,738	$53,100,048	5,382,763	$109,237,622
Shares issued on reinvestment	354,404	8,002,446	303,138	6,026,382
Shares reacquired	(760,838)	(17,045,697)	(1,575,075)	(31,758,736)

Net Increase	1,962,304	$44,056,797	4,110,826	$83,505,268

Class B
Shares sold	572,384	$12,545,034	705,999	$14,031,653
Shares issued on reinvestment	198,143	4,384,892	365,804	7,151,471
Shares reacquired	(687,064)	(15,021,840)	(1,492,717)	(29,720,849)

Net Increase (Decrease)	83,463	$1,908,086	(420,914)	$(8,537,725)

Class C*
Shares sold	1,233,031	$26,971,627	1,523,277	$30,251,909
Shares issued on reinvestment	209,369	4,631,234	326,455	6,378,942
Shares reacquired	(674,151)	(14,746,827)	(1,196,595)	(23,759,457)

Net Increase	768,249	$16,856,034	653,137	$12,871,394

Class Y
Shares sold	3,897,593	$85,609,115	2,004,154	$40,984,188
Shares issued on reinvestment	127,852	2,894,562	78,773	1,570,730
Shares reacquired	(403,260)	(9,075,539)	(533,115)	(10,856,547)

Net Increase	3,622,185	$79,428,138	1,549,812	$31,698,371

*   On April 29, 2004, Class L shares were renamed as Class C shares.

7. Additional Information

Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) have submitted an Offer of Settlement of an administrative proceeding to the U.S. Securities and Exchange Commission (“SEC”) in connection with an investigation into the 1999 appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”). SBFM and CGMI understand that the SEC has accepted the Offer of Settlement, but has not yet issued the administrative order.

The SEC order will find that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order will find that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”) had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also will find that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability.The settlement will not establish wrongdoing or liability for purposes of any other proceeding.

21   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The SEC will censure SBFM and CGMI and order them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act.The order will require Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million.Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers.The remaining $183.7 million, including the penalty, will be paid to the U.S.Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The distribution plan may also include a portion of certain escrowed transfer agency fees, in accordance with the terms of the order.

The order will require SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also will be required to comply with an amended version of a vendor policy that Citigroup instituted in August 2004.That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

8. Legal Matters

Beginning in June, 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds. The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action.While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

22   Smith Barney Small Cap Value Fund   |   2005 Semi-Annual Report

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SMITH BARNEY SMALL CAP VALUE FUND

	DIRECTORS	Robert I. Frenkel
	Paul R. Ades	Secretary and
	Dwight B. Crane	Chief Legal Officer
R. Jay Gerken, CFA
	Chairman	INVESTMENT MANAGER
	Frank G. Hubbard	Smith Barney Fund
	Jerome H. Miller	Management LLC
Ken Miller
DISTRIBUTOR
	OFFICERS	Citigroup Global Markets Inc.
R. Jay Gerken, CFA
	President and	CUSTODIAN
	Chief Executive Officer	State Street Bank and
Trust Company
Andrew B. Shoup
	Senior Vice President and	TRANSFER AGENT
	Chief Administrative Officer	Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
	Kaprel Ozsolak	New York, New York 10004
Chief Financial Officer
	and Treasurer	SUB-TRANSFER AGENT
PFPC Inc.
	Peter J. Hable	P.O. Box 9699
	Vice President and	Providence, Rhode Island
	Investment Officer	02940-9699

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer

Smith Barney Investment Funds Inc.

Smith Barney Small Cap Value Fund The Fund is a separate investment fund of the Smith Barney Investment Funds Inc., a Maryland corporation.

This report is submitted for the general information of the shareholders of Smith Barney Investment Funds Inc. — Smith Barney Small Cap Value Fund, but it also may be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY SMALL CAP VALUE FUND

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before investing.

www.smithbarneymutualfunds.com

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

©2005 Citigroup Global Markets Inc. Member NASD, SIPC FD01653 5/05 05-8460

ITEM	2	.	CODE OF ETHICS.

			Not Applicable.

ITEM	3	.	AUDIT COMMITTEE FINANCIAL EXPERT.

			Not Applicable.

ITEM	4	.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

			Not applicable.

ITEM	5	.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

			Not applicable.

ITEM	6	.	[RESERVED]

ITEM	7	.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
			MANAGEMENT INVESTMENT COMPANIES.

			Not applicable.

ITEM	8	.	[RESERVED]

ITEM	9	.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

			Not applicable.

ITEM	10	.	CONTROLS AND PROCEDURES.

			(a) The registrant’s principal executive officer and principal
			financial officer have concluded that the registrant’s
			disclosure controls and procedures (as defined in Rule 30a-
			3(c) under the Investment Company Act of 1940, as amended (the
			“1940 Act”)) are effective as of a date within 90 days of the
			filing date of this report that includes the disclosure
			required by this paragraph, based on their evaluation of the
			disclosure controls and procedures required by Rule 30a-3(b)
			under the 1940 Act and 15d-15(b) under the Securities Exchange
			Act of 1934.

			(b) There were no changes in the registrant’s internal control
			over financial reporting (as defined in Rule 30a-3(d) under
			the 1940 Act) that occurred during the registrant’s last
			fiscal half-year (the registrant’s second fiscal half-year in
			the case of an annual report) that have materially affected,
			or are likely to materially affect the registrant’s internal
			control over financial reporting.

ITEM 11.	EXHIBITS.
(a) Not applicable.

(b) Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of
the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of
the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Funds Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Investment Funds Inc.

Date:	June 9, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Investment Funds Inc.

Date:	June 9, 2005

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
Smith Barney Investment Funds Inc.

Date:	June 9, 2005